Transfers of Financial Assets - Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Other Financial Assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 67,483	$ 55,665
Associated liabilities	27,855	16,975
Gross carrying amount [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	29,355	27,213
Associated liabilities	29,486	27,144
Gross carrying amount [member] | Securitisations [member] | Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	25,271	23,689
Gross carrying amount [member] | Securitisations [member] | Other Financial Assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	4,084	3,524
At fair value [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	29,723	27,230
Associated liabilities	29,861	27,316
At fair value [member] | Securitisations [member] | Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	25,622	23,705
At fair value [member] | Securitisations [member] | Other Financial Assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 4,101	$ 3,525